Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 282,410	$ 200,157
2022	363,491	274,010
2023	399,423	317,339
2024	404,312	322,268
2025		296,205
Thereafter		1,117,893
Total minimum future lease payments	$ 3,377,155	$ 2,527,872